Transactions with Related Parties, Transactions with Seanergy (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($)
Transactions with Related Parties [Abstract]
Notice period for non-renewal of agreement				3 months
Automatic extension period of agreement				12 months
Payments for working capital purposes				$ 219,000	$ 4,411,000	$ 0
Maximum [Member]
Transactions with Related Parties [Abstract]
Term of short-term charters				13 months
Related Party [Member] | Seanergy [Member]
Transactions with Related Parties [Abstract]
Daily fixed administration fee per vessel				$ 300
Payments for working capital purposes				$ 219,000	4,411,000
Related Party [Member] | Seanergy Management [Member]
Transactions with Related Parties [Abstract]
Commercial management fee	0.75%			1.25%
Percentage of contract price paid on purchase or sale of vessel		1.00%	1.00%
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Monthly fixed management fee				$ 14,000	$ 14,000
Number of vessels under technical management agreement | Vessel				4	5